Details of the Statements of Profit or Loss and Other Comprehensive Income (General and Administrative Expenses) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure Of Details Of Statements Of Profit Or Loss And Other Comprehensive Income Loss [Abstract]
Salaries and related compensation	€ 2,151		€ 1,505	€ 1,442
Professional services	2,404		2,822	2,057
Other	1,337		1,334	1,013
Total general and administrative expenses	€ 5,892	$ 6,284	€ 5,661	€ 4,512